COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Long-term commitment
Outstanding purchase commitments on capital projects	$ 14.3
Surety Bonds and Letters of Credit
Outstanding letters of credit	30.3	$ 26.5
Remediation reserves
Estimated costs to complete future remediation efforts	2.1	$ 3.0
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	21.1
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	1.0
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	20.5
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	9.8
Other Long-term Liabilities
Remediation reserves
Approximate identification and removal of contaminants costs	$ 0.1